Terrance James Reilly	123 South Broad Street	Direct Dial: 215-772-7318
Of Counsel	Avenue of the Arts	Fax: 215-772-7620
Admitted in	Philadelphia, PA 19109	Email: treilly@mmwr.com
Pennsylvania and New Jersey	Tel: 215-772-1500

August 6, 2012

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Philadelphia Investment Partners New Generation Fund

1933 Act Registration No. 333-165401

1940 Act Registration No. 811-22395

Ladies and Gentlemen:

On behalf of Philadelphia Investment Partners New Generation Fund (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), as amended, we hereby certify that the prospectus and statement of additional information of the Trust, that would have been filed by the Trust under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A as filed electronically with the Commission on July 31, 2012.  This prospectus and statement of additional information applies only to the Trust’s sole series of shares, also known as Philadelphia Investment Partners New Generation Fund.

Very truly yours,

/s/ TERRANCE JAMES REILLY

Terrance James Reilly

cc:

Peter C. Zeuli

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